Portfolio of investments—October 31, 2021 (unaudited)

	Shares	Value
Common stocks: 99.34%
Communication services: 9.95%
Diversified telecommunication services: 0.70%
Verizon Communications Incorporated	1,497	$ 79,326
Entertainment: 4.10%
Activision Blizzard Incorporated	1,280	100,083
Electronic Arts Incorporated	776	108,834
Netflix Incorporated †	141	97,334
World Wrestling Entertainment Incorporated Class A	2,622	160,178
		466,429
Interactive media & services: 2.82%
Alphabet Incorporated Class A †	43	127,320
Alphabet Incorporated Class C †	49	145,306
Facebook Incorporated Class A †	148	47,888
		320,514
Media: 2.33%
Comcast Corporation Class A	1,331	68,453
Omnicom Group Incorporated	1,517	103,277
The New York Times Company Class A	1,281	69,930
ViacomCBS Incorporated Class B	651	23,579
		265,239
Consumer discretionary: 7.44%
Auto components: 0.95%
BorgWarner Incorporated	388	17,487
Gentex Corporation	2,575	91,129
		108,616
Diversified consumer services: 1.67%
Chegg Incorporated †	424	25,203
Frontdoor Incorporated †	528	19,684
Grand Canyon Education Incorporated †	993	79,142
Service Corporation International	817	55,956
Terminix Global Holdings Incorporated †	248	10,039
		190,024
Household durables: 0.09%
Garmin Limited	70	10,052
Internet & direct marketing retail: 1.07%
Amazon.com Incorporated †	36	121,407
Multiline retail: 1.73%
Target Corporation	757	196,532
Textiles, apparel & luxury goods: 1.93%
Nike Incorporated Class B	1,313	219,652
See accompanying notes to portfolio of investments

Allspring Low Volatility U.S. Equity Fund  |  1

Portfolio of investments—October 31, 2021 (unaudited)

	Shares	Value
Consumer staples: 25.06%
Beverages: 2.45%
PepsiCo Incorporated	350	$ 56,560
The Coca-Cola Company	3,943	222,267
		278,827
Food & staples retailing: 4.28%
Casey's General Stores Incorporated	16	3,065
Costco Wholesale Corporation	430	211,362
The Kroger Company	2,650	106,053
Walmart Incorporated	1,108	165,557
		486,037
Food products: 11.51%
Bunge Limited	943	87,360
Flowers Foods Incorporated	7,214	178,547
General Mills Incorporated	2,579	159,382
Hormel Foods Corporation	3,370	142,618
Kellogg Company	2,518	154,353
Mondelez International Incorporated Class A	1,015	61,651
The Hershey Company	1,605	281,437
The J.M. Smucker Company	1,172	143,992
Tyson Foods Incorporated Class A	1,244	99,483
		1,308,823
Household products: 5.68%
Colgate-Palmolive Company	3,784	288,303
Kimberly-Clark Corporation	1,281	165,877
The Procter & Gamble Company	1,342	191,893
		646,073
Personal products: 1.14%
The Estee Lauder Companies Incorporated Class A	401	130,056
Financials: 8.78%
Banks: 0.03%
First Hawaiian Incorporated	143	3,945
Capital markets: 2.81%
Cboe Global Markets Incorporated	963	127,058
Morningstar Incorporated	608	192,584
		319,642
Diversified financial services: 2.66%
Berkshire Hathaway Incorporated Class B †	1,053	302,222
Insurance: 3.28%
Gohealth Incorporated Class A †	4,792	25,877
Marsh & McLennan Companies Incorporated	1,669	278,389
Mercury General Corporation	1,260	68,657
		372,923
See accompanying notes to portfolio of investments

2  |  Allspring Low Volatility U.S. Equity Fund

Portfolio of investments—October 31, 2021 (unaudited)

	Shares	Value
Health care: 19.39%
Biotechnology: 6.18%
AbbVie Incorporated	2,238	$ 256,631
Biogen Incorporated †	170	45,336
Gilead Sciences Incorporated	2,751	178,485
Horizon Therapeutics plc †	465	55,758
Moderna Incorporated †	104	35,902
Regeneron Pharmaceuticals Incorporated †	83	53,115
United Therapeutics Corporation †	405	77,258
		702,485
Health care equipment & supplies: 2.57%
Baxter International Incorporated	2,100	165,816
West Pharmaceutical Services Incorporated	295	126,815
		292,631
Health care providers & services: 2.69%
Chemed Corporation	38	18,326
CVS Health Corporation	1,057	94,369
Henry Schein Incorporated †	434	33,136
Oak Street Health Incorporated †	1,140	53,842
Premier Incorporated Class A	2,716	105,788
		305,461
Health care technology: 1.99%
Cerner Corporation	3,047	226,357
Life sciences tools & services: 2.00%
Danaher Corporation	279	86,984
QIAGEN NV †	2,515	140,236
		227,220
Pharmaceuticals: 3.96%
Bristol-Myers Squibb Company	1,852	108,157
Johnson & Johnson	804	130,956
Merck & Company Incorporated	397	34,956
Pfizer Incorporated	4,034	176,447
		450,516
Industrials: 12.83%
Aerospace & defense: 4.73%
BWX Technologies Incorporated	123	6,979
General Dynamics Corporation	1,226	248,572
Huntington Ingalls Industries Incorporated	175	35,478
Lockheed Martin Corporation	536	178,124
Northrop Grumman Corporation	191	68,229
		537,382
Air freight & logistics: 4.03%
C.H. Robinson Worldwide Incorporated	2,033	197,181
Expeditors International of Washington Incorporated	2,120	261,311
		458,492
See accompanying notes to portfolio of investments

Allspring Low Volatility U.S. Equity Fund  |  3

Portfolio of investments—October 31, 2021 (unaudited)

	Shares	Value
Commercial services & supplies: 0.79%
Rollins Incorporated	2,546	$ 89,696
Construction & engineering: 0.07%
AECOM Technology Corporation †	115	7,863
Electrical equipment: 0.06%
Regal-Beloit Corporation	48	7,312
Industrial conglomerates: 0.64%
Roper Technologies Incorporated	148	72,205
Machinery: 0.94%
Cummins Incorporated	192	46,049
Dover Corporation	83	14,034
Otis Worldwide Corporation	587	47,142
		107,225
Professional services: 0.61%
Booz Allen Hamilton Holding Corporation	122	10,597
FTI Consulting Incorporated †	98	14,104
Robert Half International Incorporated	398	45,002
		69,703
Road & rail: 0.96%
J.B. Hunt Transport Services Incorporated	328	64,678
Old Dominion Freight Line Incorporated	130	44,376
		109,054
Information technology: 9.82%
Communications equipment: 2.23%
Cisco Systems Incorporated	4,160	232,835
F5 Networks Incorporated †	75	15,836
Juniper Networks Incorporated	156	4,605
		253,276
IT services: 3.04%
Amdocs Limited	1,445	112,479
Broadridge Financial Solutions Incorporated	765	136,484
The Western Union Company	5,335	97,204
		346,167
Software: 4.55%
Adobe Incorporated †	182	118,366
Autodesk Incorporated †	179	56,852
DocuSign Incorporated †	207	57,606
Dolby Laboratories Incorporated Class A	615	54,335
Dropbox Incorporated Class A †	1,567	47,778
Intuit Incorporated	3	1,878
Microsoft Corporation	545	180,733
		517,548
Materials: 2.38%
Chemicals: 1.90%
Dow Incorporated	202	11,306
See accompanying notes to portfolio of investments

4  |  Allspring Low Volatility U.S. Equity Fund

Portfolio of investments—October 31, 2021 (unaudited)

	Shares	Value
Chemicals (continued)
NewMarket Corporation	21	$ 7,140
The Sherwin-Williams Company	622	196,931
		215,377
Containers & packaging: 0.48%
Crown Holdings Incorporated	123	12,791
Packaging Corporation of America	305	41,898
		54,689
Real estate: 2.96%
Equity REITs: 2.96%
Extra Space Storage Incorporated	260	51,316
Public Storage Incorporated	859	285,343
		336,659
Utilities: 0.73%
Electric utilities: 0.49%
Hawaiian Electric Industries Incorporated	1,363	55,283
Gas utilities: 0.19%
UGI Corporation	509	22,096
Multi-utilities: 0.05%
MDU Resources Group Incorporated	176	5,408
Total Common stocks (Cost $10,031,919)		11,296,444

		Yield
Short-term investments: 0.38%
Investment companies: 0.38%
Allspring Government Money Market Fund Select Class ♠∞		0.03%	42,663	42,663
Total Short-term investments (Cost $42,663)				42,663
Total investments in securities (Cost $10,074,582)	99.72%			11,339,107
Other assets and liabilities, net	0.28			32,244
Total net assets	100.00%			$11,371,351

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
See accompanying notes to portfolio of investments

Allspring Low Volatility U.S. Equity Fund  |  5

Portfolio of investments—October 31, 2021 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliates of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$289,729	$1,894,739	$(2,141,805)	$0	$0	$42,663	42,663	$11
See accompanying notes to portfolio of investments

6  |  Allspring Low Volatility U.S. Equity Fund

Notes to portfolio of investments—October 31, 2021 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Allspring Low Volatility U.S. Equity Fund  |  7

Notes to portfolio of investments—October 31, 2021 (unaudited)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of October 31, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$1,131,508	$0	$0	$1,131,508
Consumer discretionary	846,283	0	0	846,283
Consumer staples	2,849,816	0	0	2,849,816
Financials	998,732	0	0	998,732
Health care	2,204,670	0	0	2,204,670
Industrials	1,458,932	0	0	1,458,932
Information technology	1,116,991	0	0	1,116,991
Materials	270,066	0	0	270,066
Real estate	336,659	0	0	336,659
Utilities	82,787	0	0	82,787
Short-term investments
Investment companies	42,663	0	0	42,663
Total assets	$11,339,107	$0	$0	$11,339,107
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the three months ended October 31, 2021, the Fund did not have any transfers into/out of Level 3.

8  |  Allspring Low Volatility U.S. Equity Fund